UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:    811-23097

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    April 30

Date of reporting period:    October 31, 2019

Item 1. Reports to Stockholders.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended October 31, 2019. The total returns for the Cohen & Steers Low Duration Preferred and Income Fund, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended October 31, 2019
Cohen & Steers Low Duration Preferred and Income Fund:
Class A	4.20%
Class C	3.84%
Class I	4.40%
Class R	4.08%
Class Z	4.29%
ICE BofAML 1-3 Year US Corporate Index[a]	2.73%
Blended Benchmark—65% ICE BofAML 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofAML 1-5 Year US Corporate Index[a]	4.72%
S&P 500 Index[a]	4.16%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 2.00% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

[a]

The ICE BofAML 1-3 Year US Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than three years. The ICE BofAML 8% Constrained Developed Markets Low Duration Capital Securities Custom Index tracks the performance of select U.S. dollar-denominated fixed and floating-rate preferred, corporate and contingent capital securities, with a remaining term to final maturity of one year or more, but less than five years. The ICE BofAML 1-5 Year US Corporate Index tracks the performance of U.S. dollar denominated investment-grade corporate debt publicly issued in the U.S. domestic market with a remaining term to final maturity of less than five years. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund’s investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund’s assets. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Market Review

Low-duration preferred securities and corporate bonds advanced in the six-month period ended October 31, 2019, which was generally positive for financial markets as many central banks stepped up efforts to support the slowing global economy, cutting interest rates and infusing markets with additional liquidity. Geopolitical factors added to the economic uncertainty, including ongoing trade tensions between the U.S., China and Europe, street protests in Hong Kong and intense political volatility in the U.K. ahead of the country’s shifting deadlines to exit the European Union.

In response, global bond yields declined sharply, with the U.S. 10-year Treasury yield falling below 2% to its lowest level since 2016 and many European government bonds trading at negative yields. Declining interest rates were generally supportive for low-duration preferreds, and to a lesser extent for low-duration corporate bonds, as investors sought securities offering attractive risk-adjusted income in a low-rate environment.

Fund Performance

The Fund had a positive total return in the period and outperformed the ICE BofAML 1-3 Year U.S. Corporate Index. This benchmark focuses on investment-grade corporate bonds with maturities of one to three years. The Fund’s primary objective is to provide high current income, and its secondary objective is to provide capital preservation, which we believe is consistent with this benchmark over time.

However, to meet its objectives, the Fund invests in low duration preferred securities as well as shorter-term corporate bonds. We include a secondary benchmark comprised of preferred securities with five years or less to their coupon resets as well as corporate bonds as a reference. While we typically look to deliver an income rate similar to this blended benchmark, we strive to do so with lower volatility, consistent with capital preservation. The volatility of the Fund’s returns was markedly lower than that of the secondary benchmark over the six-month period.

Bank preferreds, which account for the majority of the preferreds market, produced solid gains. Earnings reports for large U.S. banks in the period showed that capital levels remained strong and non-performing loans were still minimal. While European bank earnings have been under some pressure from low/negative interest rates, issuers have likewise remained strong from a credit standpoint based on capital and leverage ratios. Security selection in the banking sector detracted from the Fund’s relative performance. Security selection in the smaller pipeline sector contributed positively to relative performance.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Impact of Derivatives on Fund Performance

The Fund used derivatives in the form of forward foreign currency exchange contracts for managing currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts did not have a material impact on the Fund’s total return during the six months ended October 31, 2019.

Sincerely,

WILLIAM F. SCAPELL Portfolio Manager	ELAINE ZAHARIS-NIKAS Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds specializes in liquid real assets, including real estate securities, listed infrastructure and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended October 31, 2019

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	5.63%[a]	6.05%[b]	—	—	—
1 Year (without sales charge)	7.79%	7.05%	8.16%	7.52%	8.06%
Since Inception[e] (with sales charge)	3.92%[a]	3.74%	—	—	—
Since Inception[e] (without sales charge)	4.45%	3.74%	4.78%	4.23%	4.75%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the September 1, 2019 prospectus, were as follows: Class A—1.12% and 0.95%; Class C—1.77% and 1.60%; Class I—0.83% and 0.60%; Class R—1.27% and 1.10%; and Class Z—0.77% and 0.60%. On June 11, 2019, the Board of Directors of the Fund approved an amendment to the Fund’s fee waiver/expense reimbursement agreement, effective at the close of business July 31, 2019 and through June 30, 2021, whereby the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 0.95% for Class A shares, 1.60% for Class C shares, 0.60% for Class I shares, 1.10% for Class R shares and 0.60% for Class Z shares. Prior to this amendment, the investment advisor had agreed to contractually agreed to waive its fee and/or reimburse expenses so the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) did not exceed 0.90% for Class A shares, 1.55% for Class C shares, 0.55% for Class I shares, 1.05% for Class R shares and 0.55% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Board of Directors of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor.

[a]	Reflects a 2.00% front-end sales charge.
[b]	Reflects a contingent deferred sales charge of 1.00%.
[c]	Inception date of November 30, 2015.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019—October 31, 2019.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period[a] May 1, 2019— October 31, 2019
Class A
Actual (4.20% return)	$1,000.00	$1,042.00	$4.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.76	$4.42

Class C
Actual (3.84% return)	$1,000.00	$1,038.40	$8.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.19	$8.01

Class I
Actual (4.40% return)	$1,000.00	$1,044.00	$2.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.22	$2.95

Class R
Actual (4.08% return)	$1,000.00	$1,040.80	$5.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.71	$5.48

Class Z
Actual (4.29% return)	$1,000.00	$1,042.90	$2.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.22	$2.95

[a]

Expenses are equal to the Fund’s Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 0.87%, 1.58%, 0.58%, 1.08% and 0.58%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

October 31, 2019

Top Ten Holdingsa

(Unaudited)

Security	Value	% of Net Assets

Wells Fargo & Co., 5.889%, Series K (FRN)	$39,531,181	2.4
Dai-ichi Life Insurance Co., Ltd., 7.25%, 144A (Japan)	36,793,874	2.2
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)	30,016,138	1.8
Citigroup, Inc., 5.95%	26,858,171	1.6
Prudential Financial, Inc., 5.875%, due 9/15/42	26,707,995	1.6
Credit Suisse Group AG, 7.50%, 144A (Switzerland)	24,819,645	1.5
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)	24,355,236	1.5
Prudential Financial, Inc., 5.625%, due 6/15/43	24,153,848	1.5
Bank of America Corp., 6.25%, Series X	22,142,047	1.3
PNC Financial Services Group, Inc., 6.75%, Series O	21,356,006	1.3

[a]

Top ten holdings (excluding short-term investments) are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown

(Based on Net Assets)

(Unaudited)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	7.9%
BANKS	3.5%
Citigroup, Inc., 6.875% to 11/15/23, Series Ka,b		133,921	$3,789,964
Citizens Financial Group, Inc., 6.35% to 4/6/24, Series Da,b		85,958	2,411,122
GMAC Capital Trust I, 7.943% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)[c]		776,208	20,499,653
Goldman Sachs Group, Inc./The, 4.00% (3 Month US LIBOR + 0.67%, Floor 4.00%), Series D (FRN)[b,c]		158,066	3,474,291
Goldman Sachs Group, Inc./The, 5.50% to 5/10/23, Series Ja,b		115,128	3,124,574
PNC Financial Services Group, Inc., 6.125% to 5/1/22, Series Pa,b		127,627	3,470,178
Synovus Financial Corp., 5.875% to 7/1/24, Series Ea,b		175,000	4,627,000
Valley National Bancorp., 5.50% to 9/30/22, Series Ba,b		111,375	2,893,523
Wells Fargo & Co., 5.85% to 9/15/23, Series Qa,b		354,948	9,558,750
Wells Fargo & Co., 6.625% to 3/15/24, Series Ra,b		141,335	4,080,341

			57,929,396

ELECTRIC	0.0%
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73[a]		24,324	674,991

FINANCIAL	1.0%
DIVERSIFIED FINANCIAL SERVICES	0.2%
State Street Corp., 5.90% to 3/15/24, Series Da,b		126,212	3,483,451

INVESTMENT BANKER/BROKER	0.8%
Morgan Stanley, 4.00% (3 Month US LIBOR + 0.70%, Floor 4.00%), Series A (FRN)[b,c]		69,131	1,535,400
Morgan Stanley, 6.375% to 10/15/24, Series Ia,b		419,854	11,818,890

			13,354,290

TOTAL FINANCIAL			16,837,741

INSURANCE—REINSURANCE	0.5%
Reinsurance Group of America, Inc., 6.20% to 9/15/22, due 9/15/42[a]		272,124	7,418,100

PIPELINES	1.5%
Energy Transfer Operating LP, 7.625% to 8/15/23, Series Da,b		698,250	17,232,810

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019 (Unaudited)

		Shares		Value
Energy Transfer Operating LP, 7.60% to 5/15/24, Series Ea,b		314,525		$7,951,192

				25,184,002

PIPELINES—FOREIGN	0.6%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)[a]		347,515		9,542,762

UTILITIES	0.8%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)[a]		124,700		3,485,365
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)[a]		216,825		6,021,230
NiSource, Inc., 6.50% to 3/15/24, Series Ba,b		147,751		4,094,180

				13,600,775

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified Cost—$127,605,633)				131,187,767

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	70.0%
BANKS	21.7%
BAC Capital Trust XIV, 4.00% (3 Month US LIBOR + 0.40%, Floor 4.00%), Series G (FRN)[b,c]		$4,500,000		4,050,000
Bank of America Corp., 6.10% to 3/17/25, Series AAa,b		8,500,000		9,413,750
Bank of America Corp., 5.125% to 6/20/24, Series JJa,b		3,855,000		4,067,025
Bank of America Corp., 6.25% to 9/5/24, Series Xa,b		20,007,000		22,142,047
Bank of New York Mellon Corp./The, 4.95% to 6/20/20, Series Ea,b		2,443,000		2,467,992
BB&T Corp., 4.80% to 9/1/24[a,b]		12,640,000		12,902,280
Citigroup, Inc., 5.90% to 2/15/23[a,b]		11,388,000		12,050,952
Citigroup, Inc., 5.95% to 1/30/23[a,b]		25,355,000		26,858,171
Citigroup, Inc., 5.95% to 5/15/25, Series Pa,b		4,828,000		5,170,088
Citigroup, Inc., 5.95% to 8/15/20, Series Qa,b		1,450,000		1,482,212
Citigroup, Inc., 6.125% to 11/15/20, Series Ra,b		19,828,000		20,490,255
Citigroup, Inc., 5.00% to 9/12/24, Series Ua,b		8,500,000		8,802,813
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series Ca,b		2,710,000		2,883,494
CoBank ACB, 6.25% to 10/1/22, Series Fa,b		29,100	†	3,091,875

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019 (Unaudited)

		Principal Amount		Value
CoBank ACB, 6.25% to 10/1/26, Series Ia,b		$1,300,000		$1,401,712
Corestates Capital II, 2.651% (3 Month US LIBOR + 0.65%), due 1/15/27, 144A (FRN)[c,d]		9,000,000		8,513,100
Corestates Capital III, 2.728% (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)[c,d]		7,830,000		7,400,133
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144Aa,b,d		8,000	†	868,000
Farm Credit Bank of Texas, 10.00%, Series 1[b]		9,750	†	10,834,688
Goldman Sachs Group, Inc./The, 6.065% (3 Month US LIBOR + 3.884%), Series L (FRN)[b,c]		12,893,000		12,943,927
Goldman Sachs Group, Inc./The, 5.375% to 5/10/20, Series Ma,b		7,150,000		7,255,713
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Qa,b		7,520,000		8,053,544
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FFa,b		4,000,000		4,158,520
JPMorgan Chase & Co., 5.406% (3 Month US LIBOR + 3.47%), Series I (FRN)[b,c]		11,332,000		11,417,217
JPMorgan Chase & Co., 6.00% to 8/1/23, Series Ra,b		10,266,000		11,026,043
JPMorgan Chase & Co., 6.75% to 2/1/24, Series Sa,b		12,660,000		14,189,138
JPMorgan Chase & Co., 6.10% to 10/1/24, Series Xa,b		11,700,000		12,852,860
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Za,b		20,500,000		20,811,907
M&T Bank Corp., 5.00% to 8/1/24, Series Ga,b		3,400,000		3,557,250
PNC Financial Services Group, Inc., 6.75% to 8/1/21, Series Oa,b		20,046,000		21,356,006
SunTrust Banks, Inc., 5.05% to 6/15/22, Series Ga,b		9,000,000		9,171,180
SunTrust Capital III, 2.769% (3 Month US LIBOR + 0.65%), due 3/15/28, (FRN)[c]		6,550,000		6,179,270
SunTrust Preferred Capital I, 4.00% (3 Month US LIBOR + 0.645%, Floor 4.00%), (FRN)[b,c]		3,366,000		2,950,366
US Bancorp, 5.125% to 1/15/21, Series Ia,b		5,040,000		5,125,932
Wachovia Capital Trust II, 2.501% (3 Month US LIBOR + 0.50%), due 1/15/27, (FRN)[c]		3,500,000		3,279,343
Wells Fargo & Co., 5.889% (3 Month US LIBOR + 3.77%), Series K (FRN)[b,c]		38,995,000		39,531,181

				358,749,984

BANKS—FOREIGN	20.7%
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)[a,b,e]		7,400,000		7,649,987

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019 (Unaudited)

	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (Spain)[a,b,e,f]	$2,000,000	$2,459,615
Banco Santander SA, 7.50% to 2/8/24 (Spain)[a,b,e,f]	2,600,000	2,821,000
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)[a,b,d]	11,940,000	12,818,837
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)[a,b,e,f]	5,950,000	6,362,418
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)[a,b,e]	14,400,000	15,724,296
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)[a,b,d,e]	6,400,000	6,820,576
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)[a,b,d,e]	3,600,000	3,790,422
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)[a,b,d,e]	18,750,000	19,694,062
Commerzbank AG, 7.00% to 4/9/25 (Germany)[a,b,e,f]	3,400,000	3,519,439
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)[a,b,d,e]	6,800,000	7,399,862
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)[a,b,d,e]	9,600,000	10,847,597
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)[a,b,e,f]	13,100,000	14,005,799
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)[a,b,d,e]	4,000,000	4,444,880
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)[a,b,d,e]	23,000,000	24,819,645
DNB Bank ASA, 6.50% to 3/26/22 (Norway)[a,b,e,f]	7,100,000	7,477,287
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)[a,b,e]	3,600,000	3,838,806
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)[a,b,e]	3,000,000	3,178,950
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)[a,b,e]	18,900,000	19,728,765
Industrial & Commercial Bank of China Ltd., 6.00% to 12/10/19, 144A (China)[a,b,d,e]	5,000,000	5,018,762
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)[a,b,e]	4,600,000	4,717,875
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)[a,b,e]	7,400,000	7,825,500
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)[a,b,d,e]	4,400,000	4,640,262
Lloyds Bank PLC, 12.00% to 12/16/24, 144A (United Kingdom)[a,b,d]	5,500,000	6,713,438
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)[a,b,d,e]	4,200,000	4,581,591

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019 (Unaudited)

		Principal Amount	Value
Royal Bank of Scotland Group PLC, 7.50% to 8/10/20 (United Kingdom)[a,b,e]		$5,200,000	$5,310,500
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)[a,b,e]		16,500,000	17,820,000
Skandinaviska Enskilda Banken AB, 5.125% to 5/13/25 (Sweden)[a,b,e,f]		4,000,000	4,015,960
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (Sweden)[a,b,e,f]		5,400,000	5,467,424
Societe Generale SA, 7.375% to 9/13/21, 144A (France)[a,b,d,e]		12,850,000	13,556,750
Societe Generale SA, 7.875% to 12/18/23, 144A (France)[a,b,d,e]		6,600,000	7,239,969
Standard Chartered PLC, 6.50% to 4/2/20, 144A (United Kingdom)[a,b,d,e]		2,200,000	2,221,877
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)[a,b,d,e]		13,800,000	14,679,750
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)[a,b,d,e]		5,200,000	5,665,218
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)[a,b,e,f]		8,600,000	9,228,875
UBS Group Funding Switzerland AG, 6.875% to 3/22/21 (Switzerland)[a,b,e,f]		8,200,000	8,536,913
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (Switzerland)[a,b,d,e]		11,450,000	12,294,438
UBS Group Funding Switzerland AG, 7.125% to 2/19/20 (Switzerland)[a,b,e,f]		6,200,000	6,265,807
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland)[a,b,e,f]		18,000,000	18,967,986

			342,171,138

ELECTRIC	1.9%
Dominion Energy, Inc., 2.715%, due 8/15/21		7,000,000	7,069,282
Dominion Energy, Inc., 3.071%, due 8/15/24		4,000,000	4,126,861
Duke Energy Corp., 4.875% to 9/16/24[a,b]		15,100,000	15,955,038
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series Ba		3,933,000	4,115,674

			31,266,855

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019 (Unaudited)

		Principal Amount		Value
ELECTRIC—FOREIGN	1.6%
Electricite de France SA, 4.00% to 7/4/24 (France)[a,b,f]		$5,000,000		$6,041,115
Electricite de France SA, 5.25% to 1/29/23, 144A (France)[a,b,d]		7,550,000		7,800,773
Electricite de France SA, 5.625% to 1/22/24, 144A (France)[a,b,d]		9,092,000		9,541,736
Electricite de France SA, 5.375% to 1/29/25, Series EMTN (France)[a,b,f]		2,600,000		3,333,247

				26,716,871

FINANCIAL	2.6%
DIVERSIFIED FINANCIAL SERVICES	0.4%
BGC Partners, Inc., 3.75%, due 10/1/24, 144Ad		7,000,000		6,968,488

INVESTMENT BANKER/BROKER	2.2%
Charles Schwab Corp./The, 7.00% to 2/1/22[a,b]		11,650,000		12,673,977
Charles Schwab Corp./The, 4.625% to 3/1/22, Series Ea,b		5,390,000		5,499,929
Morgan Stanley, 5.55% to 7/15/20, Series Ja,b		18,290,000		18,559,411

				36,733,317

TOTAL FINANCIAL				43,701,805

FOOD	0.1%
Dairy Farmers of America, Inc., 7.875%, 144Ab,d,g		15,000	†	1,507,500

INDUSTRIALS—DIVERSIFIED MANUFACTURING	1.2%
General Electric Co., 5.00% to 1/21/21, Series Da,b		20,986,000		20,272,056

INSURANCE	14.2%
LIFE/HEALTH INSURANCE	4.7%
MetLife, Inc., 5.25% to 6/15/20, Series Ca,b		8,140,000		8,228,523
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44[a]		3,500,000		3,733,415
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43[a]		22,249,000		24,153,848
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42[a]		24,599,000		26,707,995
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53[a]		10,564,000		11,187,487
Voya Financial, Inc., 6.125% to 9/15/23, Series Aa,b		3,627,000		3,878,950

				77,890,218

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019 (Unaudited)

		Principal Amount		Value
LIFE/HEALTH INSURANCE—FOREIGN	4.2%
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan)[a,b,d]		$34,007,000		$36,793,874
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)[a,b,f]		7,200,000		8,064,626
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)[a,b,d]		4,000,000		4,060,188
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)[a,d]		8,600,000		9,123,611
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)[a,d]		10,200,000		11,503,254

				69,545,553

MULTI-LINE	0.9%
Hartford Financial Services Group, Inc./The, 4.283% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)[c,d]		16,544,000		14,616,293

PROPERTY CASUALTY	0.7%
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144A (United States)[a,d]		10,400,000		12,071,027

PROPERTY CASUALTY—FOREIGN	3.7%
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan)[a,d]		27,374,000		30,016,138
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)[a,f]		5,600,000		6,224,512
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43, 144A (Australia)[a,d]		6,690,000		7,486,244
Sompo Japan Nipponkoa Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)[a,d]		3,500,000		3,767,820
Swiss Re Finance Luxembourg SA, 4.25% to 9/4/24 (Switzerland)[a,b,f]		5,800,000		5,946,450
VIVAT NV, 6.25% to 11/16/22 (Netherlands)[a,b,f]		8,100,000		8,124,989

				61,566,153

TOTAL INSURANCE				235,689,244

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	1.5%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Island)[d]		23,396	†	24,355,236

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019 (Unaudited)

		Principal Amount	Value
MATERIAL—METALS & MINING—FOREIGN	1.0%
BHP Billiton Finance USA Ltd., 6.25% to 10/19/20, due 10/19/75, 144A (Australia)[a,d]		$16,600,000	$17,166,392

MEDIA	0.0%
Viacom, Inc., 5.875% to 2/28/22, due 2/28/57[a]		600,000	624,375

PIPELINES	0.2%
MPLX LP, 6.875% to 2/15/23, Series Ba,b		3,619,000	3,677,519

PIPELINES—FOREIGN	1.5%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)[a]		3,500,000	3,697,820
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)[a]		8,000,000	8,560,000
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)[a]		7,328,000	7,696,379
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)[a]		5,095,000	5,535,819

			25,490,018

UTILITIES—ELECTRIC UTILITIES—FOREIGN	1.8%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)[a]		7,500,000	8,444,850
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)[a,d]		17,810,000	21,015,800

			29,460,650

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified Cost—$1,138,116,334)			1,160,849,643

CORPORATE BONDS	18.2%
BANKS	0.3%
CIT Group, Inc., 4.75%, due 2/16/24		5,000,000	5,356,250

DIVERSIFIED FINANCIAL SERVICES	0.9%
GE Capital International Funding Co. Unlimited Co., 3.373%, due 11/15/25		14,650,000	15,103,788

ELECTRIC	1.9%
DTE Energy Co., 2.529%, due 10/1/24, Series C		5,900,000	5,923,693
Georgia Power Co., 2.20%, due 9/15/24, Series A		10,000,000	9,998,541
Integrys Holding, Inc., 4.17%, due 11/1/20		3,089,000	3,154,889

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019 (Unaudited)

		Principal Amount	Value
WEC Energy Group, Inc., 3.375%, due 6/15/21, 3.375%		$8,260,000	$8,446,370
WEC Energy Group, Inc., 3.10%, due 3/8/22, 3.10%		3,350,000	3,435,688

			30,959,181

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	1.4%
Ford Motor Credit Co. LLC, 4.25%, due 9/20/22		1,372,000	1,411,639
Ford Motor Credit Co. LLC, 4.542%, due 8/1/26		7,000,000	7,050,587
Ford Motor Credit Co. LLC, 2.853% (3 Month US LIBOR + 0.81%), due 4/5/21, (FRN)[c]		6,100,000	6,053,673
General Motors Financial Co., Inc., 3.033% (3 Month US LIBOR + 0.99%), due 1/5/23, (FRN)[c]		3,875,000	3,842,064
General Motors Financial Co., Inc., 3.414% (3 Month US LIBOR + 1.31%), due 6/30/22, (FRN)[c]		4,461,000	4,480,163

			22,838,126

INTEGRATED TELECOMMUNICATIONS SERVICES	1.8%
Verizon Communications, Inc., 3.45%, due 3/15/21		10,810,000	11,054,379
Verizon Communications, Inc., 5.15%, due 9/15/23		10,438,000	11,667,562
Verizon Communications, Inc., 3.258%, (3 Month US LIBOR + 1.10%), due 5/15/25, (FRN)[c]		6,800,000	6,922,365

			29,644,306

MEDIA	0.2%
Comcast Corp., 3.45%, due 10/1/21		3,900,000	4,022,036

REAL ESTATE	11.2%
DIVERSIFIED	0.2%
National Retail Properties, Inc., 3.90%, due 6/15/24		3,760,000	4,003,135

FINANCE	1.2%
iStar, Inc., 6.00%, due 4/1/22		4,000,000	4,115,000
Newmark Group, Inc., 6.125%, due 11/15/23		6,625,000	7,230,872
VEREIT Operating Partnership LP, 4.125%, due 6/1/21		8,652,000	8,889,697

			20,235,569

HEALTH CARE	2.4%
HCP, Inc., 4.25%, due 11/15/23		1,994,000	2,145,728
Healthcare Trust of America Holdings LP, 3.70%, due 4/15/23		6,765,000	7,004,240

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019 (Unaudited)

		Principal Amount	Value
Senior Housing Properties Trust, 6.75%, due 4/15/20		$4,000,000	$4,012,099
Senior Housing Properties Trust, 6.75%, due 12/15/21		12,035,000	12,827,590
Welltower, Inc., 3.625%, due 3/15/24		9,100,000	9,610,620
Welltower, Inc., 4.50%, due 1/15/24		3,164,000	3,425,307

			39,025,584

HOTEL	0.5%
Ryman Hospitality Properties, Inc., 4.75%, due 10/15/27, 144[d]		2,508,000	2,599,166
Service Properties Trust, 4.35%, due 10/1/24		5,750,000	5,885,018

			8,484,184

INDUSTRIALS	0.3%
Sabra Health Care LP/Sabra Capital Corp., 4.80%, due 6/1/24		4,360,000	4,603,288

INDUSTRIALS-FOREIGN	0.3%
WEA Finance LLC, 2.875%, due 1/15/27, 2.875%, 144A (France)[d]		4,925,000	4,944,614

NET LEASE	1.4%
Realty Income Corp., 3.25%, due 10/15/22		5,138,000	5,320,108
Realty Income Corp., 4.65%, due 8/1/23		6,770,000	7,379,662
VEREIT, Inc., 3.75%, due 12/15/20		6,850,000	6,956,660
WP Carey, Inc., 4.60%, due 4/1/24		3,350,000	3,585,117

			23,241,547

OFFICE	2.9%
Alexandria Real Estate Equities, Inc., 3.90%, due 6/15/23		7,620,000	8,053,717
Alexandria Real Estate Equities, Inc., 4.00%, due 1/15/24		3,900,000	4,179,030
Boston Properties LP, 3.80%, due 2/1/24		750,000	795,227
Corporate Office Properties LP, 3.60%, due 5/15/23		10,650,000	10,937,388
Corporate Office Properties LP, 3.70%, due 6/15/21		8,000,000	8,104,514
Corporate Office Properties LP, 5.00%, due 7/1/25		2,524,000	2,734,180
Office Properties Income Trust, 3.60%, due 2/1/20		6,275,000	6,284,431
SL Green Operating Partnership LP, 3.25%, due 10/15/22		6,265,000	6,416,814

			47,505,301

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019 (Unaudited)

		Principal Amount	Value
RESIDENTIAL	0.3%
ERP Operating LP, 4.625%, due 12/15/21		$2,200,000	$2,310,128
Post Apartment Homes LP, 3.375%, due 12/1/22		2,500,000	2,578,445

			4,888,573

SELF STORAGE	0.2%
CubeSmart LP, 4.00%, due 11/15/25		3,300,000	3,532,902

SHOPPING CENTERS—COMMUNITY CENTER	0.7%
Weingarten Realty Investors, 3.50%, due 4/15/23		8,635,000	8,882,294
Weingarten Realty Investors, 4.45%, due 1/15/24		2,362,000	2,512,601

			11,394,895

SPECIALTY	0.8%
Brookfield Property REIT, Inc., 5.75%, due 5/15/26, 144Ad		7,226,000	7,560,203
Equinix, Inc., 5.375%, due 4/1/23		6,190,000	6,330,513

			13,890,716

TOTAL REAL ESTATE			185,750,308

TELECOMMUNICATION—COMMUNICATIONS—FOREIGN	0.2%
Vodafone Group PLC, 3.75%, due 1/16/24 (United Kingdom)		2,300,000	2,427,114

UTILITIES—ELECTRIC UTILITIES—FOREIGN	0.3%
Enel Finance International NV, 2.875%, due 5/25/22, 144A (Italy)[d]		4,000,000	4,053,456

TOTAL CORPORATE BONDS (Identified Cost—$292,411,100)			300,154,565

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019 (Unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS	2.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.74%[h]		47,977,666	$47,977,666

TOTAL SHORT-TERM INVESTMENTS (Identified Cost—$47,977,666)			47,977,666

TOTAL INVESTMENTS IN SECURITIES (Identified Cost—$1,606,110,733)	99.0%		1,640,169,641
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		17,206,816

NET ASSETS	100.0%		$1,657,376,457

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	21,056,803	USD	23,016,244	11/4/19	$(468,402)
Brown Brothers Harriman	USD	23,469,071	EUR	21,056,803	11/4/19	15,576
Brown Brothers Harriman	EUR	21,735,250	USD	24,269,037	12/3/19	(17,666)
						$(470,492)

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019 (Unaudited)

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
[a]	Security converts to floating rate after the indicated fixed-rate coupon period.
[b]	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
[c]	Variable rate. Rate shown is in effect at October 31, 2019.
[d]

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $420,980,980 which represents 25.4% of the net assets of the Fund, of which 0.1% are illiquid.

[e]

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $322,638,863 or 19.5% of the net assets of the Fund.

[f]

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $134,688,963 which represents 8.1% of the net assets of the Fund, of which 0.0% are illiquid.

[g]	Security value is determined based on significant unobservable inputs (Level 3).
[h]	Rate quoted represents the annualized seven-day yield.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2019 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,606,110,733)	$1,640,169,641
Foreign currency, at value (Identified cost—$1,112)	1,115
Receivable for:
Dividends and interest	19,197,272
Fund shares sold	10,179,597
Investment securities sold	760,052
Unrealized appreciation on forward foreign currency exchange contracts	15,576
Other assets	7,943

Total Assets	1,670,331,196

LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	486,068
Payable for:
Investment securities purchased	6,383,463
Fund shares redeemed	2,969,010
Dividends declared	1,955,342
Investment advisory fees	598,487
Shareholder servicing fees	273,223
Administration fees	68,462
Distribution fees	4,856
Directors’ fees	4,002
Other liabilities	211,826

Total Liabilities	12,954,739

NET ASSETS	$1,657,376,457

NET ASSETS consist of:
Paid-in capital	$1,642,366,352
Total distributable earnings/(accumulated loss)	15,010,105

$1,657,376,457

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

October 31, 2019 (Unaudited)

CLASS A SHARES:
NET ASSETS	$167,918,614
Shares issued and outstanding ($0.001 par value common stock outstanding)	16,545,695

Net asset value and redemption price per share	$10.15

Maximum offering price per share ($10.15 ÷ 0.98)[a]	$10.36

CLASS C SHARES:
NET ASSETS	$63,655,941
Shares issued and outstanding ($0.001 par value common stock outstanding)	6,284,290

Net asset value and offering price per share[b]	$10.13

CLASS I SHARES:
NET ASSETS	$1,425,371,184
Shares issued and outstanding ($0.001 par value common stock outstanding)	140,615,470

Net asset value, offering and redemption price per share	$10.14

CLASS R SHARES:
NET ASSETS	$365,892
Shares issued and outstanding ($0.001 par value common stock outstanding)	36,017

Net asset value, offering and redemption price per share	$10.16

CLASS Z SHARES:
NET ASSETS	$64,826
Shares issued and outstanding ($0.001 par value common stock outstanding)	6,397

Net asset value, offering and redemption price per share	$10.13

[a]	On investments of $100,000 or more, the offering price is reduced.
[b]	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended October 31, 2019 (Unaudited)

Investment Income:
Interest income	$29,945,340
Dividend income	6,102,129

Total Investment Income	36,047,469

Expenses:
Investment advisory fees	5,000,402
Distribution fees and service fees—Class A (See Note 2)	217,884
Distribution fees and service fees—Class C (See Note 2)	295,035
Distribution fees and service fees—Class R (See Note 2)	915
Administration fees	470,779
Shareholder servicing fees—Class I (See Note 2)	391,654
Transfer agent fees and expenses	113,919
Registration and filing fees	79,780
Professional fees	47,640
Shareholder reporting expenses	39,750
Directors’ fees and expenses	36,039
Custodian fees and expenses	20,024
Miscellaneous	29,600

Total Expenses	6,743,421
Reduction of Expenses (See Note 2)	(1,797,684)

Net Expenses	4,945,737

Net Investment Income (Loss)	31,101,732

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	3,828,050
Forward foreign currency exchange contracts	920,039
Foreign currency transactions	10,083

Net realized gain (loss)	4,758,172

Net change in unrealized appreciation (depreciation) on:
Investments in securities	29,773,549
Forward foreign currency exchange contracts	(533,386)
Foreign currency translations	(1,532)

Net change in unrealized appreciation (depreciation)	29,238,631

Net Realized and Unrealized Gain (Loss)	33,996,803

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,098,535

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019
Change in Net Assets:
From Operations:
Net investment income (loss)	$31,101,732	$52,847,806
Net realized gain (loss)	4,758,172	(10,060,284)
Net change in unrealized appreciation (depreciation)	29,238,631	7,613,239

Net increase (decrease) in net assets resulting from operations	65,098,535	50,400,761

Distributions to Shareholders:
Class A	(3,019,143)	(5,285,916)
Class C	(994,006)	(1,726,124)
Class I	(29,723,097)	(56,448,711)
Class R	(6,929)	(20,104)
Class Z	(1,187)	(754)

Total distributions	(33,744,362)	(63,481,609)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	225,015,715	365,612,646

Total increase (decrease) in net assets	256,369,888	352,531,798
Net Assets:
Beginning of period	1,401,006,569	1,048,474,771

End of period	$1,657,376,457	$1,401,006,569

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended October 31, 2019	For the Year Ended April 30,			For the Period November 30, 2015[a] through April 30, 2016
Per Share Operating Performance:		2019	2018	2017
Net asset value, beginning of period	$9.94	$10.00	$10.14	$9.87	$10.00

Income (loss) from investment operations:

Net investment income (loss)[b]	0.19	0.36	0.33	0.34	0.16
Net realized and unrealized gain (loss)	0.22	(0.00)[c]	(0.04)	0.30	(0.16)

Total from investment operations	0.41	0.36	0.29	0.64	—

Less dividends and distributions to shareholders from:

Net investment income	(0.20)	(0.42)	(0.43)	(0.37)	(0.13)
Net realized gain	—	—	(0.00)[c]	—	—
Tax return of capital	—	—	(0.00)[c]	—	—

Total dividends and distributions to shareholders	(0.20)	(0.42)	(0.43)	(0.37)	(0.13)

Net increase (decrease) in net asset value	0.21	(0.06)	(0.14)	0.27	(0.13)

Net asset value, end of period	$10.15	$9.94	$10.00	$10.14	$9.87

Total return[d,e]	4.20%[f]	3.77%	2.90%	6.64%	0.07%[f,g]

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six Months Ended October 31, 2019	For the Year Ended April 30,			For the Period November 30, 2015[a] through April 30, 2016
Ratios/Supplemental Data:		2019	2018	2017

Net assets, end of period (in millions)	$167.9	$135.0	$107.7	$61.1	$3.2

Ratios to average daily net assets:

Expenses (before expense reduction)	1.05%[h]	1.06%	1.09%	1.35%	2.16%[h]

Expenses (net of expense reduction)	0.87%[h]	0.84%	0.84%	0.89%	1.15%[h]

Net investment income (loss) (before expense reduction)	3.64%[h]	3.41%	2.97%	2.90%	2.94%[h]

Net investment income (loss) (net of expense reduction)	3.82%[h]	3.63%	3.22%	3.36%	3.95%[h]

Portfolio turnover rate	23%[f]	52%	34%	52%	40%[f]

[a]	Commencement of investment operations.
[b]	Calculation based on average shares outstanding.
[c]	Amount is less than $0.005.
[d]	Does not reflect sales charges, which would reduce return.
[e]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[f]	Not annualized.
[g]

The April 30, 2016 net asset value reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns that would be based upon the net asset value would differ from the net asset value and return reported on April 30, 2016.

[h]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended October 31, 2019	For the Year Ended April 30,			For the Period November 30, 2015[a] through April 30, 2016
Per Share Operating Performance:		2019	2018	2017
Net asset value, beginning of period	$9.92	$9.98	$10.13	$9.87	$10.00

Income (loss) from investment operations:

Net investment income (loss)[b]	0.16	0.29	0.25	0.26	0.12
Net realized and unrealized gain (loss)	0.22	0.01	(0.03)	0.31	(0.15)

Total from investment operations	0.38	0.30	0.22	0.57	(0.03)

Less dividends and distributions to shareholders from:

Net investment income	(0.17)	(0.36)	(0.37)	(0.31)	(0.10)
Net realized gain	—	—	(0.00)[c]	—	—
Tax return of capital	—	—	(0.00)[c]	—	—

Total dividends and distributions to shareholders	(0.17)	(0.36)	(0.37)	(0.31)	(0.10)

Net increase (decrease) in net asset value	0.21	(0.06)	(0.15)	0.26	(0.13)

Net asset value, end of period	$10.13	$9.92	$9.98	$10.13	$9.87

Total return[d,e]	3.84%[f]	3.06%	2.13%	5.90%	–0.25%[f]

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended October 31, 2019	For the Year Ended April 30,			For the Period November 30, 2015[a] through April 30, 2016
Ratios/Supplemental Data:		2019	2018	2017

Net assets, end of period (in millions)	$63.7	$55.5	$33.0	$11.4	$0.5

Ratios to average daily net assets:

Expenses (before expense reduction)	1.76%[g]	1.77%	1.79%	2.02%	2.87%[g]

Expenses (net of expense reduction)	1.58%[g]	1.55%	1.54%	1.55%	1.80%[g]

Net investment income (loss) (before expense reduction)	2.93%[g]	2.73%	2.25%	2.15%	1.93%[g]

Net investment income (loss) (net of expense reduction)	3.11%[g]	2.95%	2.50%	2.62%	3.00%[g]

Portfolio turnover rate	23%[f]	52%	34%	52%	40%[f]

[a]	Commencement of investment operations.
[b]	Calculation based on average shares outstanding.
[c]	Amount is less than $0.005.
[d]	Does not reflect sales charges, which would reduce return.
[e]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[f]	Not annualized.
[g]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended October 31, 2019	For the Year Ended April 30,			For the Period November 30, 2015[a] through April 30, 2016
Per Share Operating Performance:		2019	2018	2017
Net asset value, beginning of period	$9.93	$10.00	$10.14	$9.88	$10.00

Income (loss) from investment operations:

Net investment income (loss)[b]	0.21	0.39	0.35	0.37	0.16
Net realized and unrealized gain (loss)	0.22	(0.00)[c]	(0.02)	0.30	(0.14)

Total from investment operations	0.43	0.39	0.33	0.67	0.02

Less dividends and distributions to shareholders from:

Net investment income	(0.22)	(0.46)	(0.47)	(0.41)	(0.14)
Net realized gain	—	—	(0.00)[c]	—	—
Tax return of capital	—	—	(0.00)[c]	—	—

Total dividends and distributions to shareholders	(0.22)	(0.46)	(0.47)	(0.41)	(0.14)

Net increase (decrease) in net asset value	0.21	(0.07)	(0.14)	0.26	(0.12)

Net asset value, end of period	$10.14	$9.93	$10.00	$10.14	$9.88

Total return[d]	4.40%[e]	4.02%	3.25%	6.89%	0.17%[e]

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$1,425.4	$1,210.1	$907.2	$286.8	$ 29.1

Ratios to average daily net assets:

Expenses (before expense reduction)	0.82%[f]	0.83%	0.86%	1.07%	1.93%[f]

Expenses (net of expense reduction)	0.58%[f]	0.55%	0.55%	0.58%	0.80%[f]

Net investment income (loss) (before expense reduction)	3.87%[f]	3.65%	3.17%	3.15%	2.70%[f]

Net investment income (loss) (net of expense reduction)	4.11%[f]	3.93%	3.48%	3.64%	3.83%[f]

Portfolio turnover rate	23%[e]	52%	34%	52%	40%[e]

[a]	Commencement of investment operations.
[b]	Calculation based on average shares outstanding.
[c]	Amount is less than $0.005.
[d]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[e]	Not annualized.
[f]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended October 31, 2019	For the Year Ended April 30,			For the Period November 30, 2015[a] through April 30, 2016
Per Share Operating Performance:		2019	2018	2017
Net asset value, beginning of period	$9.95	$10.01	$10.15	$9.88	$10.00

Income (loss) from investment operations:

Net investment income (loss)[b]	0.18	0.34	0.31	0.29	0.13
Net realized and unrealized gain (loss)	0.22	(0.00)[c]	(0.04)	0.33	(0.14)

Total from investment operations	0.40	0.34	0.27	0.62	(0.01)

Less dividends and distributions to shareholders from:

Net investment income	(0.19)	(0.40)	(0.41)	(0.35)	(0.11)
Net realized gain	—	—	(0.00)[c]	—	—
Tax return of capital	—	—	(0.00)[c]	—	—

Total dividends and distributions to shareholders	(0.19)	(0.40)	(0.41)	(0.35)	(0.11)

Net increase (decrease) in net asset value	0.21	(0.06)	(0.14)	0.27	(0.12)

Net asset value, end of period	$10.16	$ 9.95	$10.01	$10.15	$9.88

Total return[d]	4.08%[e]	3.51%	2.65%	6.43%	-0.06%[e]

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$365.9	$365.0	$544.2	$589.4	$9.9

Ratios to average daily net assets:

Expenses (before expense reduction)	1.26%[f]	1.27%	1.30%	1.54%	2.45%[f]

Expenses (net of expense reduction)	1.08%[f]	1.05%	1.05%	1.06%	1.30%[f]

Net investment income (loss) (before expense reduction)	3.43%[f]	3.18%	2.82%	2.43%	2.09%[f]

Net investment income (loss) (net of expense reduction)	3.61%[f]	3.40%	3.07%	2.91%	3.24%[f]

Portfolio turnover rate	23%[e]	52%	34%	52%	40%[e]

[a]	Commencement of investment operations.
[b]	Calculation based on average shares outstanding.
[c]	Amount is less than $0.005.
[d]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[e]	Not annualized.
[f]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended October 31, 2019	For the Year Ended April 30,			For the Period November 30, 2015[a] through April 30, 2016[a]
Per Share Operating Performance:		2019	2018	2017
Net asset value, beginning of period	$9.93	$10.00	$10.14	$9.88	$10.00

Income (loss) from investment operations:

Net investment income (loss)[b]	0.21	0.39	0.36	0.37	0.15
Net realized and unrealized gain (loss)	0.21	(0.00)[c]	(0.03)	0.30	(0.13)

Total from investment operations	0.42	0.39	0.33	0.67	0.02

Less dividends and distributions to shareholders from:

Net investment income	(0.22)	(0.46)	(0.47)	(0.41)	(0.14)
Net realized gain	—	—	(0.00)[c]	—	—
Tax return of capital	—	—	(0.00)[c]	—	—

Total dividends and distributions to shareholders	(0.22)	(0.46)	(0.47)	(0.41)	(0.14)

Net increase (decrease) in net asset value	0.20	(0.07)	(0.14)	0.26	(0.12)

Net asset value, end of period	$10.13	$9.93	$10.00	$10.14	$9.88

Total return[d]	4.29%[e]	4.02%	3.25%	6.89%	0.17%[e]

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$64.8	$28.5	$17.5	$10.1	$9.9

Ratios to average daily net assets:

Expenses (before expense reduction)	0.76%[f]	0.77%	0.80%	1.04%	1.96%[f]

Expenses (net of expense reduction)	0.58%[f]	0.55%	0.55%	0.62%	0.80%[f]

Net investment income (loss) (before expense reduction)	3.92%[f]	3.71%	3.26%	3.31%	2.60%[f]

Net investment income (loss) (net of expense reduction)	4.10%[f]	3.93%	3.51%	3.73%	3.76%[f]

Portfolio turnover rate	23%[e]	52%	34%	52%	40%[e]

[a]	Commencement of investment operations.
[b]	Calculation based on average shares outstanding.
[c]	Amount is less than $0.005.
[d]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[e]	Not annualized.
[f]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Low Duration Preferred and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on September 2, 2015 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is to seek total return through high current income and capital appreciation. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares are currently not available for purchase.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic (ASC) 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—
$25 Par Value:
Electric	$674,991	$—	$674,991	$—
Other Industries	130,512,776	130,512,776	—	—
Preferred Securities—
Capital Securities:
Food	1,507,500	—	—	1,507,500
Other Industries	1,159,342,143	—	1,159,342,143	—
Corporate Bonds	300,154,565	—	300,154,565	—
Short-Term Investments	47,977,666	—	47,977,666	—

Total Investments in Securities[a]	$1,640,169,641	$130,512,776	$1,508,149,365	$1,507,500	[b]

Forward Foreign Currency Exchange Contracts	$15,576	$—	$15,576	$—

Total Derivative Assets[a]	$15,576	$—	$15,576	$—

Forward Foreign Currency Exchange Contracts	$(486,068)	$—	$(486,068)	$—

Total Derivative Liabilities[a]	$(486,068)	$—	$(486,068)	$—

[a]	Portfolio holdings are disclosed individually on the Schedule of Investments.
[b]

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities—Capital Securities—Food
Balance as of April 30, 2019	$1,503,180
Change in unrealized appreciation (depreciation)	4,320

Balance as of October 31, 2019	$1,507,500

The change in unrealized appreciation (depreciation) attributable to securities owned on October 31, 2019 which were valued using significant unobservable inputs (Level 3) amounted to $4,320.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Options: The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

At October 31, 2019, the Fund did not have any option contracts outstanding.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of October 31, 2019, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at an annual rate of 0.65% of the average daily net assets of the Fund.

On June 11, 2019, the Board of Directors of the Fund approved an amendment to the Fund’s fee waiver/expense reimbursement agreement, effective at the close of business July 31, 2019 and through June 30, 2021, whereby the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 0.95% for Class A shares, 1.60% for Class C shares, 0.60% for Class I shares, 1.10% for Class R shares and 0.60% for Class Z shares. Prior to this amendment, the investment advisor had agreed to contractually agreed to waive its fee and/or reimburse expenses so the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) did not exceed 0.90% for Class A shares, 1.55% for Class C shares, 0.55% for Class I shares, 1.05% for Class R shares and 0.55% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Board of Directors of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor. For the six months ended October 31, 2019, fees waived and/or expenses reimbursed totaled $1,797,684.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended October 31, 2019, the Fund incurred $384,646 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution and Service Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a monthly distribution fee, accrued daily and paid monthly, at an annual rate of up to 0.25%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares, respectively. In addition, also under the plan, the Fund may pay the distributor a monthly service fee, accrued daily and paid monthly, at an annual rate of up to 0.10% and 0.25% of the average daily net assets attributable to Class A and Class C shares, respectively. The amounts paid pursuant to the plan for Class A, Class C and Class R shares may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class I shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Sales Charges and Contingent Deferred Sales Charges: There is a maximum initial sales charge of 2.00% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $500,000 or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended October 31, 2019, the Fund has been advised that the distributor received $8,425, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $5,804 and $2,391 of CDSC relating to redemptions of Class A and Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the Distributor receiving amounts greater or less than the upfront commission paid by the Distributor to the financial intermediary.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $7,203 for the six months ended October 31, 2019.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended October 31, 2019, totaled $560,128,282 and $337,229,114, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at October 31, 2019 and the effect of derivatives held during the six months ended October 31, 2019, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Exchange Risk:
Forward Foreign Currency Exchange Contracts[a]	Unrealized appreciation	$15,576	Unrealized depreciation	$486,068

[a]	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting arrangement or another similar agreement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	$920,039	$(533,386)

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity for the six months ended October 31, 2019:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$19,503,901

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Income Tax Information

As of October 31, 2019, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$1,606,110,733

Gross unrealized appreciation on investments	$40,691,737
Gross unrealized depreciation on investments	(7,103,321)

Net unrealized appreciation (depreciation) on investments	$33,588,416

As of April 30, 2019, the Fund had a short-term capital loss carryforward of $12,814,955 and a long-term capital loss carryforward of $5,406,881, which under current federal income tax rules, may offset capital gains recognized in any future period.

Note 6. Capital Stock

On March 19, 2019, the Board of Directors of the Fund approved the deregistration of Class T shares. The Fund is now authorized to issue 1.4 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 400 million of Class I capital stock, 200 million of Class R capital stock and 200 million of Class Z capital stock. Class F shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of certain intermediaries, as noted in the Fund’s prospectus, effective March 15, 2019, Class C shares automatically convert to Class A shares on a monthly basis approximately ten years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended October 31, 2019		For the Year Ended April 30, 2019
	Shares	Amount	Shares	Amount
Class A:
Sold	5,608,834	$56,464,118	9,133,765	$90,158,390
Issued as reinvestment of dividends	207,549	2,085,197	363,495	3,578,272
Redeemed	(2,852,915)	(28,669,994)	(6,689,216)	(65,619,033)

Net increase (decrease)	2,963,468	$29,879,321	2,808,044	$28,117,629

Class C:
Sold	1,129,042	$11,318,812	3,877,120	$37,948,649
Issued as reinvestment of dividends	63,501	636,576	111,279	1,091,874
Redeemed	(502,974)	(5,028,914)	(1,700,612)	(16,636,562)

Net increase (decrease)	689,569	$6,926,474	2,287,787	$22,403,961

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended October 31, 2019		For the Year Ended April 30, 2019
	Shares	Amount	Shares	Amount

Class I:
Sold	36,998,800	$371,156,069	118,671,632	$1,170,812,011
Issued as reinvestment of dividends	1,965,499	19,719,921	3,830,557	37,653,805
Redeemed	(20,188,370)	(202,694,627)	(91,409,064)	(893,212,074)

Net increase (decrease)	18,775,929	$188,181,363	31,093,125	$315,253,742

Class R:
Sold	—	$—	1,100	$10,836
Issued as reinvestment of dividends	690	6,929	2,036	20,042
Redeemed	(1,363)	(13,681)	(20,833)	(204,734)

Net increase (decrease)	(673)	$(6,752)	(17,697)	$(173,856)

Class Z:
Sold	3,428	$34,353	1,867	$18,540
Issued as reinvestment of dividends	95	956	30	296
Redeemed	—	—	(774)	(7,666)

Net increase (decrease)	3,523	$35,309	1,123	$11,170

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Risks associated with preferred securities differ from risks inherent with other investments. In particular, in the event of bankruptcy, a company’s preferred securities are senior to common stock but subordinated to all other types of corporate debt. Corporate bonds sit higher in the capital structure than preferred securities, and therefore in the event of bankruptcy, will be senior to the preferred securities.

Duration Risk: Duration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security’s price risk to changes in interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below investment grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Foreign (Non-U.S.) Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security under such circumstances. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment-grade securities.

Geopolitical Risk: Occurrence of global events similar to those in recent years, such as war, terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

On March 29, 2017, the United Kingdom (UK) formally notified the European Council of its intention to leave the EU and commenced the formal process of withdrawing from the EU (referred to as Brexit). Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is considerable uncertainty about the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react. As this process unfolds, markets may be further disrupted. Given the size and importance of the UK’s economy, uncertainty about its legal, political and economic relationship with the remaining member states of the EU may continue to be a source of instability.

Growing tensions, including trade disputes, between the United States and other nations, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the global

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

economy, financial markets and the Fund. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The U.S. Securities and Exchange Commission’s (SEC) final rules and amendments that modernize reporting and disclosure and require the implementation of a Liquidity Risk Management Program, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests as well as its ability to execute its investment strategy. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

LIBOR Risk: Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 9. New Accounting Guidance

In August 2018, the Financial Accounting Standards Board (FASB) issued a new Accounting Standards Update (ASU) No. 2018-13, “Fair Value Measurement (Topic 820), Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments to ASU 2018-13 are intended to improve the effectiveness of disclosures in the notes to financial statements through modifications to disclosure requirements on fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Fund has adopted the amended disclosures permissible under the update. The adoption had no effect on the Fund’s net assets or results of operations.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after October 31, 2019 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. Previously, the Fund filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which has now been rescinded. Both the Fund’s Form N-Q and Form N-PORT are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purpose and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. To the extent this occurs, the Fund’s shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distribution is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund’s investment advisory agreement (the Advisory Agreement), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. The Advisory Agreement was discussed at a meeting of the Independent Directors held on June 4, 2019 and at meetings of the full Board of Directors held in person on March 19, 2019 and June 11, 2019. At the meeting of the full Board of Directors on June 11, 2019, the Advisory Agreement was discussed and was unanimously continued for a term ending June 30, 2020 by the Fund’s Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by an independent data provider, which included, among other things, fee, expense and performance information compared to peer funds (the Peer Funds) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from Fund counsel outlining the legal duties of the Board of Directors. The Board of Directors also considered a supplemental peer group compiled by the Investment Advisor when evaluating the Fund’s performance and fees and expenses; the Investment Advisor believes the supplemental peer group is more representative of the Fund’s investment strategy because most Peer Funds are not short duration funds, and the Fund has a very different investment objective than most Peer Funds. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board of Directors of the Fund regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being executed on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor’s personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor’s ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors noted that the Fund has been in existence since November 30, 2015 and considered the investment performance of the Fund versus Peer Funds and compared to a relevant broad-based benchmark and a relevant blended benchmark. The Board of Directors noted that the Fund outperformed the Peer Funds’ median for the one-year period ended March 31, 2019, ranking in the second quintile. The Board of Directors noted that the Fund underperformed the Peer Funds’ median for the three-year period ended March 31, 2019, ranking in the fourth quintile. The Board of Directors also noted that the Fund underperformed for the one-year period ended March 31, 2019 and outperformed its broad-based benchmark for the three-year period. The Board of Directors noted that the Fund underperformed its blended benchmark for the one and three-year periods ended March 31, 2019. The Board of Directors also considered the Fund’s performance compared to a supplemental peer group compiled by the Investment Advisor, and noted that the Fund represented the supplemental peer group median for the one-year period ended March 31, 2019, ranking seventh out of thirteen peers. The Board of Directors noted that the Fund outperformed the supplemental peer group median for the three-year period ended March 31, 2019, ranking fourth out of thirteen peers. The Board of Directors also noted that the Fund is relatively new and does not have a lengthy performance history. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance during the period. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing other funds and products investing in preferred securities. The Board of Directors determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreement.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the contractual and actual management fee paid by the Fund as well as the Fund’s total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund’s actual management fee and total expense ratio were lower than the Peer Funds’ medians, each ranking in the first quintile. The Board of Directors also considered the Fund’s fees and expenses versus the supplemental peer group compiled by the Investment Advisor, and noted that the Fund’s actual management fee was lower than the supplemental peer group’s median, ranking sixth out of thirteen peers, while the Fund’s total expense ratio was higher than the supplemental peer group’s median, ranking eighth out of thirteen peers. The Board of Directors considered that the Investment Advisor continues to waive a portion of its fees and/or reimburse expenses to limit the overall operating expenses of the Fund. The Board of Directors also considered the Investment Advisor’s recommendation to adjust its existing fee waiver and expense reimbursement agreement with the Fund, effective July 31, 2019 through June 30, 2021. The Board of Directors considered the reasons for the proposal and noted that even with the fee waiver adjustment, the Fund’s actual management fee and net expense ratios would are expected to remain competitive with the Peer Funds’ medians. Upon discussion with the Investment Advisor, the Board of Directors approved an amendment to the fee waiver and reimbursement agreement. In light of the considerations above, the Board of Directors concluded that the Fund’s current expense structure was satisfactory.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving its fee and/or reimbursing expenses of the Fund. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board of Directors further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund’s asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered and fees paid under the Advisory Agreement to those under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Advisor provides more services to the Fund than it does for institutional or subadvised accounts. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS PREFERRED SECURITIES

AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS LOW DURATION PREFERRED

AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND

•	Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS ALTERNATIVE INCOME FUND

(FORMERLY COHEN & STEERS DIVIDEND VALUE FUND)

•	Designed for investors seeking high current income and capital appreciation, investing in equity, preferred and debt securities, focused on real assets and alternative income strategies

•	Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers

Director and Chairman

Joseph M. Harvey

Director and Vice President

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

C. Edward Ward, Jr.

Director

Adam M. Derechin

President and Chief Executive Officer

James Giallanza

Chief Financial Officer

Lisa D. Phelan

Chief Compliance Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Albert Laskaj

Treasurer

William F. Scapell

Vice President

Elaine Zaharis-Nikas

Vice President

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

P.O. Box 219953

Kansas City, MO 64121-9953

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

280 Park Avenue

New York, NY 10017

Nasdaq Symbol:	Class A—LPXAX
Class C—LPXCX
Class F—LPXFX*
Class I—LPXIX
Class R—LPXRX
Class Z—LPXZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Low Duration Preferred and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class F shares are currently not available for purchase.

eDelivery AVAILABLE

Stop traditional mail delivery;

receive your shareholder reports

and prospectus online.

Sign up at cohenandsteers.com

Cohen & Steers

Low Duration

Preferred and

Income Fund

Semiannual Report October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.cohenandsteers.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, by signing up at www.cohenandsteers.com.

You may elect to receive all future reports in paper, free of charge, at any time. If you invest through a financial intermediary, you can contact your financial intermediary or, if you are a direct investor, you can call (866) 227-0757 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held within the fund complex if you invest directly with the Fund.

LPXAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

(a) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(a)(4) There were no changes in the registrant’s independent public accountant during the period.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: Principal Executive Officer (President and Chief Executive Officer)

Date:	December 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Financial Officer (Chief Financial Officer)

Date: December 27, 2019